WARRANT LIABILITY (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Balance at beginning of the year	$ 278
Balance at end of the year	733	$ 278
Warrants [Member]
Statement [Line Items]
Balance at beginning of the year	2,295	1,579
Fair value adjustment	(1,560)	650
Effect of movement in exchange rates	26	66
Balance at end of the year	$ 761	$ 2,295